Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2021 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	892,598	—	892,598	140,068
Short-term investments
Term deposits	—	10,484,066	—	10,484,066	1,645,179
Adjustable-rate financial products	—	6,007,859	—	6,007,859	942,764
Equity investments with readily determinable fair value	4,342	—	—	4,342	681
Restricted cash	—	95,055	—	95,055	14,916

	4,342	17,479,578	—	17,483,920	2,743,608

	Fair Value Measurement at December 31, 2020 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	268,634	—	268,634
Short-term investments
Term deposits	—	7,286,100	—	7,286,100
Adjustable-rate financial products	—	5,592,076	—	5,592,076
Restricted cash	—	17,926	—	17,926

	—	13,164,736	—	13,164,736